Cover	Sep. 25, 2023
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 25, 2023
Entity File Number	001-40953
Entity Registrant Name	ICONIC SPORTS ACQUISITION CORP.
Entity Central Index Key	0001858351
Entity Tax Identification Number	98-1596288
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	190 Elgin Avenue
Entity Address, City or Town	George Town
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-9008
City Area Code	44
Local Phone Number	(0) 2703 93702
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-half of one redeemable warrant
Trading Symbol	ICNC.U
Security Exchange Name	NYSE
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares included as part of the Units
Trading Symbol	ICNC
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants included as part of the Units, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	ICNC WS
Security Exchange Name	NYSE